Finance income and expense	12 Months Ended
Dec. 31, 2025
Finance income and expense
Finance income and expense

4 Finance income and expense

	2025	2024	2023
	$m	$m	$m
Finance income
Returns on deposits and equity securities	280	339	291
Fair value gains on debt and interest rate swaps	–	113	43
Interest income on income tax balances	80	6	10
Total	360	458	344
Finance expense
Interest on debt, leases and other financing costs	(1,335)	(1,391)	(1,132)
Net interest on post-employment defined benefit plan net liabilities (Note 22)	(51)	(50)	(38)
Net exchange losses	(31)	(42)	(34)
Discount unwind on contingent consideration arising from business combinations (Note 20)	(60)	(113)	(132)
Discount unwind on other long-term liabilities[1]	(138)	(116)	(200)
Fair value losses on debt and interest rate swaps	(49)	(18)	(3)
Interest expense on income tax balances	(30)	(12)	(87)
Total	(1,694)	(1,742)	(1,626)
Net finance expense	(1,334)	(1,284)	(1,282)

1	Included within Discount unwind on other long-term liabilities is $nil relating to the Acerta Pharma B.V. (Acerta Pharma) share purchase liability (2024: $nil; 2023: $55m) and the discount unwind of other payables of $116m (2024: $91m; 2023: $100m) that have arisen from intangible asset additions, see Note 20 for further details.

There was no interest capitalised during the year.

Financial instruments

Included within Finance income and expense are the following net gains and losses on financial instruments:

	2025	2024	2023
	$m	$m	$m
Interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives	(46)	107	13
Interest and changes in carrying values of debt designated as hedged items in fair value hedges, net of derivatives	(76)	(38)	–
Interest and fair value changes on fixed and short-term deposits, equity securities, other derivatives and tax balances	314	306	177
Interest on debt, commercial paper, overdrafts and lease liabilities held at amortised cost	(1,177)	(1,251)	(1,004)

The Group held derivatives that economically hedged a debt instrument designated at fair value through profit or loss. Both the derivatives and debt instrument matured in 2023. The Interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives, includes the following amounts related to these matured instruments: derivatives $nil (2024: $nil; 2023: loss of $1m) and debt $nil (2024: $nil; 2023: gain of $7m).